Fair value measurements	6 Months Ended	12 Months Ended
	Jul. 28, 2012	Jan. 28, 2012
Fair value measurements

4. Fair value measurements

To determine the fair value of our assets and liabilities, we utilize the established fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Levels 1 and 2 of the hierarchy) and the reporting entity’s own assumptions about market participant assumptions (unobservable inputs classified within Level 3 of the hierarchy).

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Derivative Financial Instruments

Currently, we use derivative financial arrangements to manage a variety of risk exposures, including interest rate risk associated with our Long-term debt and foreign currency risk relating to cross-currency intercompany lending and merchandise purchases. The valuation of our foreign currency contracts is determined using market-based foreign exchange rates, which are classified as Level 2 inputs.

The valuation of our interest rate contracts is determined using widely accepted valuation techniques including discounted cash flow analysis on the expected cash flows of each derivative. This analysis reflects the contractual terms of the derivatives, including the period to maturity, and uses observable market-based inputs, including interest rate curves, foreign exchange rates and implied volatilities. We evaluate the inputs used to value our derivatives at the end of each reporting period.

For our interest rate contracts, we primarily use Level 2 inputs mentioned above to arrive at fair value. Additionally, for interest rate contracts we also incorporate credit valuation adjustments to appropriately reflect both our own nonperformance risk and the respective counterparty’s nonperformance risk in the fair value measurements taking into account the impact of any applicable credit enhancements, such as collateral postings, thresholds, mutual puts and guarantees. In conjunction with ASU No. 2011-04, “Fair Value Measurements (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”), we made an accounting policy election to measure the credit risk of our derivative financial instruments that are subject to master netting agreements on a net basis by counterparty portfolio. The portfolio-level adjustments are then allocated each period to the individual assets or liabilities within the portfolio.

The credit valuation adjustments are calculated by determining the total expected exposure of the derivatives (which incorporates both the current and potential future exposure) and then applying each counterparty’s credit spread to the applicable exposure. The total expected exposure of a derivative is derived using market-observable inputs, such as yield curves and volatilities. The inputs utilized for our own credit spread are based on implied spreads from our debt, which are considered unobservable inputs. These credit valuation adjustments fall within Level 3 of the fair value hierarchy and include estimates of current credit spreads to evaluate the likelihood of default. For counterparties with publicly available credit information, the credit spreads over LIBOR used in the calculations represent implied credit default swap spreads obtained from a third party credit data provider. Generally, significant increase (decreases) in our own credit spread in isolation would result in significantly lower (higher) fair value measurement for these hedges. Based on the mixed input valuation, we classify these derivatives based on the lowest level in the fair value hierarchy that is significant to the overall fair value of the instrument.

Any transfer into or out of a level of the fair value hierarchy is recognized based on the value of the instruments at the end of the reporting period. Changes in the fair value of our derivative financial instruments are recorded in Interest expense within the Condensed Consolidated Statements of Operations.

Cash Equivalents

Cash equivalents include highly liquid investments with an original maturity of three months or less at acquisition. Due to the nature and short maturity of these investments, their carrying amount approximates fair value. Therefore, we have determined that our cash equivalents in their entirety are classified as Level 1 within the fair value hierarchy.

The table below presents our assets and liabilities measured at fair value on a recurring basis as of July 28, 2012, January 28, 2012 and July 30, 2011, aggregated by level in the fair value hierarchy within which those measurements fall.

(In millions)	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at July 28, 2012
Assets
Cash equivalents	$271	$—	$—	$271
Derivative financial instruments:
Interest rate contracts	—	20	—	20
Foreign exchange contracts	—	4	—	4

Total assets	$271	$24	$—	$295

Liabilities
Derivative financial instruments:
Interest rate contracts	$—	$2	$4	$6
Foreign exchange contracts	—	2	—	2

Total liabilities	$—	$4	$4	$8

(In millions)	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at January 28, 2012
Assets
Cash equivalents	$269	$—	$—	$269
Derivative financial instruments:
Interest rate contracts	—	18	—	18
Foreign exchange rates	—	—	—	—

Total assets	$269	$18	$—	$287

Liabilities
Derivative financial instruments:
Interest rate contracts	$—	$2	$7	$9
Foreign exchange contracts	—	1	—	1

Total liabilities	$—	$3	$7	$10

(In millions)	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at July 30, 2011
Assets
Cash equivalents	$52	$—	$—	$52
Derivative financial instruments:
Interest rate contracts	—	3	8	11
Foreign exchange contracts	—	2	—	2

Total assets	$52	$5	$8	$65

Liabilities
Derivative financial instruments:
Interest rate contracts	$—	$2	$10	$12
Foreign exchange contracts	—	12	—	12

Total liabilities	$—	$14	$10	$24

The table below presents the changes in the fair value of our derivative financial instruments within Level 3 of the fair value hierarchy for the thirteen and twenty-six weeks ended July 28, 2012 and July 30, 2011.

(In millions)	Level 3
Balance, January 28, 2012	$(7)
Unrealized gain	1

Balance, April 28, 2012	(6)
Unrealized gain	2

Balance, July 28, 2012	$(4)

(In millions)	Level 3
Balance, January 29, 2011	$(16)
Unrealized gain	3

Balance, April 30, 2011	(13)
Unrealized gain	11

Balance, July 30, 2011	$(2)

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

Certain of our assets and liabilities are measured at fair value on a nonrecurring basis. We evaluate the carrying value of all long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. The fair value measurements related to long-lived assets held and used and held for sale classified as Level 3 were determined using a discounted cash flow valuation method. For those assets classified as Level 2 a relative, market-based approach based on offers was utilized.

There have been no changes in valuation technique or related inputs for the thirteen and twenty-six weeks ended July 28, 2012 and July 30, 2011.

The table below presents our long-lived assets evaluated for impairment measured at fair value on a nonrecurring basis for the thirteen and twenty-six weeks ended July 28, 2012 and July 30, 2011, aggregated by level in the fair value hierarchy within which those measurements fall. Because these assets are not measured on a recurring basis, certain carrying amounts and fair value measurements presented in the table may reflect values at earlier dates and may no longer represent their fair values at July 28, 2012 and July 30, 2011. As of July 28, 2012 and July 30, 2011, we did not have any long-lived assets classified as Level 1 within the fair value hierarchy. For the thirteen weeks ended July 28, 2012, we did not record any impairment losses.

(In millions)	Carrying Value Prior to Impairment	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Losses
Long-lived assets held and used	$4	$2	$—	$2

Balance, April 28, 2012	$4	$2	$—	$2

(In millions)	Carrying Value Prior to Impairment	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Losses
Long-lived assets held and used	$3	$2	$—	$1

Balance, April 30, 2011	3	2	—	1
Long-lived assets held and used	2	—	1	1

Balance, July 30, 2011	$5	$2	$1	$2

Note 4—Fair value measurements

To determine the fair value of our assets and liabilities, we utilize the established fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Levels 1 and 2 of the hierarchy) and the reporting entity’s own assumptions about market participant assumptions (unobservable inputs classified within Level 3 of the hierarchy).

Assets and liabilities measured at fair value on a recurring basis

Derivative financial instruments

Currently, we use derivative financial arrangements to manage a variety of risk exposures, including interest rate risk associated with our Long-term debt and foreign currency risk relating to cross-currency intercompany lending and merchandise purchases. The valuation of our foreign currency contracts is determined using market-based foreign exchange rates, which are classified as Level 2 inputs.

The valuation of our interest rate contracts is determined using widely accepted valuation techniques including discounted cash flow analysis on the expected cash flows of each derivative. This analysis reflects the contractual terms of the derivatives, including the period to maturity, and uses observable market-based inputs, including interest rate curves, foreign exchange rates and implied volatilities. We evaluate the inputs used to value our derivatives at the end of each reporting period.

For our interest rate contracts, we primarily use Level 2 inputs mentioned above to arrive at fair value. Additionally, for interest rate contracts we also incorporate credit valuation adjustments to appropriately reflect both our own nonperformance risk and the respective counterparty’s nonperformance risk in the fair value measurements taking into account the impact of netting and any applicable credit enhancements, such as collateral postings, thresholds, mutual puts and guarantees. These credit valuation adjustments fall within Level 3 of the fair value hierarchy and include estimates of current credit spreads to evaluate the likelihood of default. Based on the mixed input valuation we classify these derivatives based on the lowest level in the fair value hierarchy that is significant to the overall fair value of the instrument.

Any transfer into or out of a level of the fair value hierarchy is recognized based on the value of the instruments at the end of the reporting period. Changes in the fair value of our derivative financial instruments are recorded in Interest expense within the Consolidated Statements of Operations.

Cash equivalents

Cash equivalents include highly liquid investments with an original maturity of three months or less at acquisition. Due to the nature and short maturity of these investments, their carrying amount approximates fair value. Therefore, we have determined that our cash equivalents in their entirety are classified as Level 1 within the fair value hierarchy.

The table below presents our assets and liabilities measured at fair value on a recurring basis as of January 28, 2012 and January 29, 2011, aggregated by level in the fair value hierarchy within which those measurements fall.

Fiscal 2011

(In millions)	Quoted prices in active markets for identical assets and liabilities (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total

Assets
Cash equivalents	$269	$—	$—	$269

Derivative financial instruments:
Interest rate contracts	—	18	—	18
Foreign exchange contracts	—	—	—	—

Total assets	$269	$18	$—	$287

Liabilities

Derivative financial instruments:
Interest rate contracts	$—	$2	$7	$9
Foreign exchange contracts	—	1	—	1

Total liabilities	$—	$3	$7	$10

Fiscal 2010

(In millions)	Quoted prices in active markets for identical assets and liabilities (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total

Assets
Cash equivalents	$312	$—	$—	$312

Derivative financial instruments:
Interest rate contracts	—	6	—	6

Total assets	$312	$6	$—	$318

Liabilities

Derivative financial instruments:
Interest rate contracts	$—	$1	$16	$17
Foreign exchange contracts	—	2	—	2

Total liabilities	$—	$3	$16	$19

The table below presents the changes in the fair value of our derivative financial instruments within Level 3 of the fair value hierarchy for the periods ended January 28, 2012 and January 29, 2011.

(In millions)	Level 3

Balance, January 29, 2011	$(16)
Unrealized gain(1)	27
Transfers out of Level 3(3)	(18)

Balance, January 28, 2012	$(7)

(In millions)	Level 3

Balance, January 31, 2010	$(2)
Unrealized loss(1)	(6)
Purchases(2)	(5)
Transfers out of Level 3(3)	(3)

Balance, January 29, 2011	$(16)

(1)	Changes in the fair value of our Level 3 derivative financial instruments have been recorded in Interest expense on our Consolidated Statements of Operations. The total amount of unrealized losses for the period included in Interest expense attributable to assets held at January 28, 2012 and January 29, 2011, were $27 million and $11 million, respectively.

(2)	On December 7, 2010, we entered into an interest rate swap to hedge our exposure to changes in fair value of the Toys-Delaware Secured Notes. The interest rate swap has a notional amount of $350 million and matures on September 1, 2016. Refer to Note 3 entitled “DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES” for further details.

(3)	Transferred from Level 3 to Level 2 as the Level 3 inputs were no longer considered significant to the fair value of these instruments.

Assets and liabilities measured at fair value on a nonrecurring basis

Certain of our assets and liabilities are measured at fair value on a nonrecurring basis. We evaluate the carrying value of all long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. The fair value measurements related to long-lived assets held and used and held for sale classified as Level 3 were determined using a discounted cash flow valuation method. For those assets classified as Level 2 a relative, market-based approach based on offers was utilized.

There have been no changes in valuation technique or related inputs for the fiscal years ended January 28, 2012 and January 29, 2011.

The table below presents our long-lived assets evaluated for impairment measured at fair value on a nonrecurring basis for the fiscal years ended January 28, 2012 and January 29, 2011, aggregated by level in the fair value hierarchy within which those measurements fall. Because these assets are not measured at fair value on a recurring basis, certain carrying amounts and fair value measurements presented in the table may reflect values at earlier measurement dates and may no longer represent their fair values at January 28, 2012 and January 29, 2011. As of January 28, 2012 and January 29, 2011, we did not have any long-lived assets classified as Level 1 within the fair value hierarchy.

Fiscal 2011

(In millions)	Carrying value prior to impairment	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Impairment losses(1)

Long-lived assets held and used	$9	$2	$1	$6
Long-lived assets held for sale	—	—	—	—

Total	$9	$2	$1	$6

Fiscal 2010

(In millions)	Carrying value prior to impairment	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Impairment losses (1)

Long-lived assets held and used	$13	$3	$2	$8
Long-lived assets held for sale	10	7	—	3

Total	$23	$10	$2	$11

(1)	Refer to Note 1 “SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES” for further details.